UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment:         ; Amendment Number:
                              ---                     --
  This Amendment (Check only one.)      is a restatement.
                                    ---
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grand-Jean Capital Management, Inc.
Address: One Market - Steuart Tower
         Suite 2600
         San Francisco, CA  94105

Form 13F File Number:   28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crystal Smolinski
Title: Chief Compliance Officer
Phone: (415) 512-8512

Signature, Place and Date of Signing:


/s/ Crystal SmolinskiSan Francisco, CA          November 10, 2008


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         44

Form 13F Information Table Value Total:         123,364 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER                TITLE   CUSIP          VALUE    SHARES        SH/  PUT/    INV.    OTHER  VOTING AUTH
                              OF                     X1000                  PRN  CALL    DISC.   MGR
                              CLASS
                                                                                                        SOLE    SHR  NONE

Abbott Labs                   COM     002824100      838      14550         SH   N/A     Sole    N/A    14550
Alliancebernstein Hldg        COM     011881G106     210      5665          SH   N/A     Sole    N/A    5665
American Tower Corp           COM     029912201      5611     155984        SH   N/A     Sole    N/A    155984
Amgen Incorporated            COM     031162100      1185     20000         SH   N/A     Sole    N/A    20000
Arch Capital                  COM     G0450A105      9110     124742        SH   N/A     Sole    N/A    124742
Arch Capital Gp A Pfd         COM     G0450A147      483      23800         SH   N/A     Sole    N/A    23800
Arch Cap Grp 8%               COM     761185404      238      11700         SH   N/A     Sole    N/A    11700
Berkshire Hathaway B          COM     84670207       9722     2212          SH   N/A     Sole    N/A    2212
Blackrock Cal Ins Muni        COM     09247G108      218      14700         SH   N/A     Sole    N/A    14700
Boardwalk Pipeline Partners   COM     096627104      548      26600         SH   N/A     Sole    N/A    26600
Burlington Northern Santa Fe  COM     12189T104      8191     88620         SH   N/A     Sole    N/A    88620
CapitalSource Inc             COM     14055X102      1847     150194        SH   N/A     Sole    N/A    150194
Chesapeake Energy Corp.       COM     165167107      2085     58143         SH   N/A     Sole    N/A    58143
ChevronTexaco Corp            COM     166764100      338      4094          SH   N/A     Sole    N/A    4094
Cisco Systems Inc.            COM     17245R102      5833     258545        SH   N/A     Sole    N/A    258545
Comcast Corp Class A          COM     20030N101      4625     235630        SH   N/A     Sole    N/A    235630
ConocoPhillips                COM     20825C104      772      10538         SH   N/A     Sole    N/A    10538
Emerson Electric Co.          COM     69318P106      242      5944          SH   N/A     Sole    N/A    5944
Exxon Mobil Corp              COM     30231G102      1180     15194         SH   N/A     Sole    N/A    15194
Fiduciary Claymore MLP OPPty  COM     31647Q106      1735     93614         SH   N/A     Sole    N/A    93614
Fisher Communications         COM     337756209      2381     60419         SH   N/A     Sole    N/A    60419
Gastar Exploration Ltd        COM     367299104      127      97400         SH   N/A     Sole    N/A    97400
General Electric              COM     369604103      236      9250          SH   N/A     Sole    N/A    9250
Gunther International LTD     COM     403203102      5        10000         SH   N/A     Sole    N/A    10000
Illinois Tool Works           COM     452308109      9682     217810        SH   N/A     Sole    N/A    217810
Ingersoll Rand Co Cl A        COM     18139QAB4      3268     104830        SH   N/A     Sole    N/A    104830
International Business        COM     459200101      331      2832          SH   N/A     Sole    N/A    2832
Machines
Int'l Speedway CL A           COM     460335201      7132     183287        SH   N/A     Sole    N/A    183287
Johnson & Johnson Common      COM     478160104      1257     18139         SH   N/A     Sole    N/A    18139
Knology Inc                   COM     499183804      5251     650728        SH   N/A     Sole    N/A    650728
Kraft Foods Inc               COM     50075N104      9309     284237        SH   N/A     Sole    N/A    284237
Microsoft Inc                 COM     594918104      6176     231386        SH   N/A     Sole    N/A    231386
Pepsico Inc                   COM     713448108      551      7725          SH   N/A     Sole    N/A    7725
Procter & Gamble Co           COM     742718109      599      8601          SH   N/A     Sole    N/A    8601
Schlumberger                  COM     806857108      371      4750          SH   N/A     Sole    N/A    4750
Southern Union Co             COM     844030106      5014     242820        SH   N/A     Sole    N/A    242820
Starbucks Corp                COM     855244109      5330     358450        SH   N/A     Sole    N/A    358450
Town Sports International     COM     89214A102      2687     440433        SH   N/A     Sole    N/A    440433
Holding
United Technologies Corp      COM     913017109      227      3773          SH   N/A     Sole    N/A    3773
Weatherford International     COM     G95089101      3000     119345        SH   N/A     Sole    N/A    119345
Wells Fargo & Co. Inc. Cl A   COM     949746101      645      17196         SH   N/A     Sole    N/A    17196
New
White Mountains Insurance     COM     GN618E107      3013     6413          SH   N/A     Sole    N/A    6413
William Partners LTD          COM     46950F104      1177     45550         SH   N/A     Sole    N/A    45550
Williams Companies            COM     969457100      584      24700         SH   N/A     Sole    N/A    24700



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